Segments Of An Enterprise And Related Information	12 Months Ended
Dec. 31, 2011
Segments Of An Enterprise And Related Information [Abstract]
Segments Of An Enterprise And Related Information
14.  Segments of an Enterprise and Related Information

The Company has one operating segment, the sale of semiconductor devices. The Chief Executive Officer has been identified as the Chief Operating Decision Maker (CODM) because he has final authority over resource allocation decisions and performance assessment. The CODM does not receive discrete financial information about individual components of the Company's business.  Substantially all of the Company's assets are located in the United States.

Revenues from continuing operations by geographic region based on customer location were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Revenues:
China	$26,740	$33,006	$29,131
Taiwan	25,379	21,665	10,654
United States	22,088	20,357	12,971
Singapore	13,312	15,692	11,803
Germany	11,765	10,649	4,376
Other Asia Pacific	9,762	11,367	8,331
Europe, Middle East and Africa	1,958	2,392	3,618
The Americas - excluding United States	148	412	1,948
Total	$111,152	$115,540	$82,832

Revenues from continuing operations by type were as follows (in thousands):
	Years Ended December 31,
	2011	2010	2009
Revenues:
PCI Express	$61,557	$54,361	$31,819
Storage	14,388	15,838	19,007
Connectivity	35,207	45,341	32,006
Total	$111,152	$115,540	$82,832

There were no direct end customers that accounted for more than 10% of net revenues.  Sales to the following distributors accounted for 10% or more of net revenues:
	Years Ended December 31,
	2011	2010	2009

Excelpoint Systems Pte Ltd.	24%	27%	25%
Avnet, Inc.	24%	23%	12%
Answer Technology, Inc.	18%	18%	12%
Promate Electronics Co., Ltd.	* %	* %	15%

*	Less than 1